Capital adequacy (Details) SFr in Millions	12 Months Ended
	Dec. 31, 2023 CHF (SFr)	Dec. 31, 2022 CHF (SFr)
Swiss capital
Swiss CET1 capital	SFr 38,187	SFr 40,987
Going concern capital	38,646	54,843
Gone concern capital	38,284	42,930
Total loss-absorbing capacity (TLAC)	76,930	97,773
Swiss risk-weighted assets and leverage exposure
Swiss risk-weighted assets	181,690	249,953
Leverage exposure	SFr 524,968	SFr 653,551
Swiss capital ratios
Swiss CET1 ratio	0.210	0.164
Going concern capital ratio	21.30%	21.90%
Gone concern capital ratio	21.10%	17.20%
TLAC ratio	0.423	0.391
Swiss leverage ratios
Swiss CET1 leverage ratio	7.30%	6.30%
Going concern leverage ratio	7.40%	8.40%
Gone concern leverage ratio	7.30%	6.60%
TLAC leverage ratio	14.70%	15.00%
Capital ratio requirements %
Swiss CET1 ratio requirement	10.00%	9.28%
Going concern capital ratio requirement	14.30%	13.58%
Gone concern capital ratio requirement	10.725%	13.58%
TLAC ratio requirement	0.25025	0.2716
Leverage ratio requirements %
Swiss CET1 leverage ratio requirement	3.50%	3.25%
Going concern leverage ratio requirement	5.00%	4.75%
Gone concern leverage ratio requirement	3.75%	4.75%
TLAC leverage ratio requirement	8.75%	9.50%
Description of Other Regulatory Limitations	Certain of the Bank’s subsidiaries are subject to legal restrictions governing the amount of dividends they can pay (for example, pursuant to corporate law as defined by the Swiss Code of Obligations).Under the Swiss Code of Obligations, dividends may be paid out only if and to the extent the corporation has distributable profits or distributable reserves. For operating companies, legal reserves may be distributed if they exceed, after deduction of any accumulated losses, treasury shares and reserves for own shares held by subsidiaries, 50% of the share capital registered in the commercial register. Furthermore, dividends may be paid out only after shareholder approval.
FINMA Pillar 2 capital add-on	SFr 1,445	SFr 1,850